Securities and Exchange Commission

Washington, DC  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 22                                      X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No. 22                                     X

Exact name of Registrant as Specified in Charter:

Manor Investment Funds, Inc.

Address of Principal Executive Offices:

15 Chester Commons

Malvern, PA  19355

610-722-0900

Name and Address of Agent for Service:

Daniel A. Morris

15 Chester Commons

Malvern, PA  19355

Approximate Date of Proposed Public Offering:

   As soon as practical after the Registration Statement becomes effective.

It is proposed that this filing will become effective:

X       immediately upon filing pursuant to paragraph (b)

          60 days after filing pursuant to paragraph (a)

          on (date) pursuant to paragraph (a) of rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 19th day of May

                                                                                        Manor Investment Funds, Inc.

                                                                                        By: ____/s/_____________________________

                                                                                                      Daniel A. Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Daniel A. Morris, President, Chief Executive Officer and Director

05/19/2011

/s/ Bruce Laverty, Secretary and Director

05/19/2011

/s/ John T. McGinn, Director

05/19/2011

/s/ Fred Myers, Director

05/19/2011

/s/ Alan Weintraub, Director

05/19/2011

/s/ Edward Szkudlapski, Director

05/19/2011

/s/ James Klucar, Director

05/19/2011

/s/ Howard Weisz

05/19/2011

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase